BUSINESS COMBINATION	12 Months Ended
Mar. 31, 2024
BUSINESS COMBINATION
BUSINESS COMBINATION

NOTE 12 – BUSINESS COMBINATION

Acquisition of 2Lab3

On March 28, 2023, the Company acquired 100% equity interest of 2Lab3 with 1,375,000 Class A Ordinary Shares of the Company for investing with non-cash transactions. The Class A Ordinary Shares were valued at $5.15 per share. 2Lab3 is a company incorporated in Delaware of United States. It used to consulting, marketing, design, and software development services to empower its clients to adapt and thrive in the Web 3.0 era, and now has transitioned to developing AI-powered applications. The results of 2Lab3 have been included in the consolidated financial statements of the Company since the acquisition date of March 28, 2023.

The Company engaged an independent valuation firm to assist management in valuing assets acquired, liabilities assumed, intangible assets identified and contingent consideration as of the acquisition day.

The identifiable intangible assets acquired upon acquisition were proprietary technology with definite useful life. All other current assets and current liabilities carrying value approximated fair value at the time of acquisition. The fair value of the consideration was based on the closing market price of the Company’s common share on the acquisition date.

According to the independent valuation report, the purchase price was allocated to the assets acquired and liabilities assumed based on their fair values was as follows:

Fair value of total consideration transferred:
Equity instrument (1.374 million Class A Ordinary Shares issued)	$7,081,250

Subtotal	$7,081,250

Recognized amounts of identifiable assets acquired and liability assumed:
Cash	$555
Intangible asset –proprietary technology	1,900,000
Current liabilities	(3,341)
Total identifiable net assets	$1,897,214
Fair value of non-controlling interests	-
Goodwill*	$5,184,036

*	The goodwill generated from the expected synergies from the output capacity of the transaction and service scenario of developing AI-powered applications.

Acquisition of Shennong

On November 12, 2021, the Company acquired 70% equity interest of Shennong with total cash consideration of $7.5 million (RMB 48.0 million) and 4,200,000 Class A ordinary shares of the Company. The Class A Ordinary Shares were registered on November 12, 2021, valued at $0.8896 per share. Shennong is a company incorporated in Fujian, the PRC and focus on agriculture products, electronic products and hardware products. Acquisition of Shennong has strengthen the supply-chain as well as the industrial integration of online store. According to the share transfer agreement signed with the transferer, the Company owns the right to require the transferer purchasing back all the equity interests in cash of RMB72.1million if the target company doesn’t meet the profit target. In the year ended March 31, 2021, the Company has paid $9.1 million (RMB 60.0 million) to the transferer as a deposit of this acquisition. And the overpaid RMB 12.0 million (approximately $1.9 million with $0.3 million exchange gain) has been collected back in the year ended March 31, 2022. The results of Shennong have been included in the consolidated financial statements of the Company since the acquisition date of November 12, 2021.

The Company engaged an independent valuation firm to assist management in valuing assets acquired, liabilities assumed, intangible assets identified, contingent consideration and non-controlling interests as of the acquisition day.

The identifiable intangible assets acquired upon acquisition were customer relationships with definite useful life. All other current assets and current liabilities carrying value approximated fair value at the time of acquisition. The fair value of the consideration was based on closing market price of the Company’s common share on the acquisition date.

According to the independent valuation report, the purchase price was allocated to the assets acquired and liabilities assumed based on their fair values. Fair value of the non-controlling interests was evaluated based on the equity value of Shennong derived by the discounted cash flow method after considering a discount for lack of control:

Fair value of total consideration transferred:
Equity instrument (4.2 million Class A Ordinary Shares issued)	$3,736,320
Cash consideration	7,492,391
Subtotal	$11,228,711

Recognized amounts of identifiable assets acquired and liability assumed:
Cash	$59,091
Current assets other than cash	13,591,825
Intangible asset – customer relationships	4,214,470
Current liabilities	(13,650,246)
Deferred tax liabilities	(1,053,617)
Total identifiable net assets	$3,161,523
Fair value of non-controlling interests*	4,010,254
Goodwill*	$12,077,442

*	The goodwill generated from the expected synergies from the output capacity of the transaction and service scenario of the multi-industry, full-link and full-closed-loop of Shennong.

Non-controlling interest was recognized and measured at fair value on the acquisition date by the Company.

Acquisition of Hekangyuan

On March 4, 2022, the Company acquired 100% equity interest of Hekangyuan with total cash consideration of $8 million and 10,000,000 Class A Ordinary Shares of the Company. The Class A Ordinary Shares were registered on March 4, 202, valued at $0.365 per share. Hekangyuan is a company incorporated in Fujian, the PRC and focus on the sales of healthcare products and optical glasses. The acquisition has further strengthened the distribution network of the Company. According to the share transfer agreement signed with the transferer, the Company owns the right to require the transferer purchasing back all the equity interests in cash of $12.0 million if the target company doesn’t meet the profit target. The results of Hekangyuan have been included in the consolidated financial statements of the Company since the acquisition date of March 4, 2022.

The Company engaged an independent valuation firm to assist management in valuing assets acquired, liabilities assumed, intangible assets identified and contingent consideration as of the acquisition day.

The identifiable intangible assets acquired upon acquisition were customer relationships with definite useful life. All other current assets and current liabilities carrying value approximated fair value at the time of acquisition. The fair value of the consideration was based on closing market price of the Company’s common share on the acquisition date.

According to the independent valuation report, the purchase price was allocated to the assets acquired and liabilities assumed based on their fair values was as follows:

Fair value of total consideration transferred:
Equity instrument (10 million Class A Ordinary Shares issued)	$3,650,000
Cash consideration	8,000,000

Subtotal	$11,650,000

Recognized amounts of identifiable assets acquired and liability assumed:
Cash	$1,164
Current assets other than cash	1,882,139
Property, plant and equipment, net	187
Intangible asset – customer relationships	4,582,227
Current liabilities	(1,829,733)
Deferred tax liabilities	(1,145,557)
Total identifiable net assets	$3,490,427
Fair value of non-controlling interests	-
Goodwill*	$8,159,573

*

The goodwill generated from the expected synergies from the cooperation of developing the health commodities business stably, combining the production and supply, jointly build a perfect supply chain system with Hekangyuan.

The business combination accounting is provisionally complete for all assets and liabilities acquired on the acquisition date and the Company will continue to evaluate the asset values within the 1-year timeframe according to ASC 805.